Commitments and contingencies, Operating Leases (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2021 EUR (€) ft²	Mar. 31, 2021 USD ($)	Mar. 08, 2021 USD ($) ft²	Feb. 04, 2021 ft²
Operating Leases [Abstract]
Area of leased space | ft²			1,017		21,401	6,041
Annual rent				$ 456,095	$ 1,498,070
Lease contract term					8 years 5 months	5 years
Security deposit					$ 750,000
Monthly basic rate plus VAT | €			€ 7,768
Term of option to extend lease					5 years
Operating lease expenses	$ 761,188	$ 26,672
Future Lease Payments [Abstract]
2022	1,458,088
2023	2,299,875
2024	2,283,363
2025	2,319,447
2026	1,942,341
Thereafter	6,350,640
Total	$ 16,653,754
Maximum [Member]
Operating Leases [Abstract]
Security deposit | €			€ 30,000
Other Non-current Assets [Member]
Operating Leases [Abstract]
Security deposit				$ 114,023